Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 18, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last four completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our Principal Executive Officer (our “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for First PEO[1] $	Summary Compensation Table Total for Second PEO[2] $	Compensation Actually Paid to First PEO[3,4] $	Compensation Actually Paid to Second PEO[3,4] $	Average Summary Compensation Table Total for Non-PEO NEOs[5]	Average Compensation Actually Paid to Non-PEO NEOs[4,6]	Value of Initial Fixed $100 Investment on December 31, 2019 Based on:		Net Income ($m)	Adjusted EBITDA[9] ($m)
							Total Shareholder Return[7]	Peer Group Total Shareholder Return[8]
2024	$3,842,280	n/a	$31,131,625	n/a	$1,528,901	$8,225,604	$22	$301	$6.2	50.4
2023	1,876,108	n/a	3,083,332	n/a	795,386	1,167,187	15	221	-54.6	31.4
2022	2,756,085	n/a	-17,242,931	n/a	1,143,767	-7,068,589	13	133	-7.7	27.7
2021	4,647,924	n/a	-1,006,157	n/a	1,492,555	1,635,495	51	207	-23.1	18.7
2020	1,415,614	4,572,180	719,085	-51,556,202	1,414,545	-2,728,264	99	150	-10.4	13.3

(1)
Jeffrey Miller has served as our PEO since September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Miller in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
Glenn Lurie served as our PEO from November 2017 to September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Lurie in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(3)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal year 2024, which consisted solely of adjustments to the PEO’s equity awards:

2024
Fiscal Year	PEO
SCT Total	3,842,280
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,816,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,785,438
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	25,270,339
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	49,567
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0
Compensation Actually Paid	31,131,625

(4)
For performance-based restricted cash units, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date.

For stock options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term, and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year end dates using the Black Scholes Merton option pricing model.
(5)	The non-PEO NEOs for each year reported are as follows:

Year	First PEO	Second PEO	NEOs included in Average
2024	Jeff Miller	n/a	Lou Ferraro, Pat Doran, Christina Gabrys
2023	Jeff Miller	n/a	Lou Ferraro, Chris Hill, Pat Doran, Christina Gabrys
2022	Jeff Miller	n/a	Lou Ferraro, Chris Hill, Pat Doran, Christina Gabrys, Taylor Greenwald
2021	Jeff Miller	n/a	Taylor Greenwald, Chris Hill, Pat Doran, Lou Ferraro, Ron Prague, David Clark
2020	Jeff Miller	Glenn Lurie	David Clark, Chris Hill, Pat Doran, Ron Prague, Mary Clark

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(6)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal year 2024, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

2024
Fiscal Year	Avg NEO
SCT Total	1,528,901
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(880,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,495,449
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,069,208
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	12,046
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0
Compensation Actually Paid	8,225,604

(7)
Calculated in the same manner as required under Item 201(e) of Reg S-K, measuring the TSR from the market close on the last trading day before the earliest fiscal year in table through to and including the end of the fiscal year for which TSR is calculated.

(8)	The peer group TSR represents the Nasdaq Computer Index (IXHC) in line with the stock performance chart on page 42 in our 10-K.
(9)	Adjusted EBITDA is a non-GAAP financial measure.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Jeffrey Miller has served as our PEO since September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Miller in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
Glenn Lurie served as our PEO from November 2017 to September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Lurie in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(5)	The non-PEO NEOs for each year reported are as follows:

Year	First PEO	Second PEO	NEOs included in Average
2024	Jeff Miller	n/a	Lou Ferraro, Pat Doran, Christina Gabrys
2023	Jeff Miller	n/a	Lou Ferraro, Chris Hill, Pat Doran, Christina Gabrys
2022	Jeff Miller	n/a	Lou Ferraro, Chris Hill, Pat Doran, Christina Gabrys, Taylor Greenwald
2021	Jeff Miller	n/a	Taylor Greenwald, Chris Hill, Pat Doran, Lou Ferraro, Ron Prague, David Clark
2020	Jeff Miller	Glenn Lurie	David Clark, Chris Hill, Pat Doran, Ron Prague, Mary Clark

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

Peer Group Issuers, Footnote
(8)	The peer group TSR represents the Nasdaq Computer Index (IXHC) in line with the stock performance chart on page 42 in our 10-K.

Adjustment To PEO Compensation, Footnote
(3)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal year 2024, which consisted solely of adjustments to the PEO’s equity awards:

2024
Fiscal Year	PEO
SCT Total	3,842,280
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,816,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,785,438
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	25,270,339
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	49,567
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0
Compensation Actually Paid	31,131,625

Non-PEO NEO Average Total Compensation Amount			$ 1,528,901	$ 795,386	$ 1,143,767	$ 1,492,555	$ 1,414,545
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,225,604	1,167,187	(7,068,589)	1,635,495	(2,728,264)
Adjustment to Non-PEO NEO Compensation Footnote
(6)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal year 2024, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

2024
Fiscal Year	Avg NEO
SCT Total	1,528,901
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(880,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,495,449
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,069,208
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	12,046
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0
Compensation Actually Paid	8,225,604

Compensation Actually Paid vs. Total Shareholder Return
Descriptions between Compensation Actually Paid and Total Shareholder Return
The chart below provides an illustration of the relationship between Compensation Actually Paid and the total shareholder return of Synchronoss and the Nasdaq Computer Index.
(1)
PEO data for 2024, 2023, 2022 and 2021 represent the compensation actually paid to Jeff Miller only in those years. 2020 PEO data includes a bar for Jeff Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Compensation Actually Paid vs. Net Income
Descriptions between Compensation Actually Paid and Net Income
The chart below provides an illustration of the relationship between Compensation Actually Paid and Net Income.
(1)
PEO data for 2024, 2023, 2022 and 2021 represent the compensation actually paid to Jeff Miller only in those years. 2020 PEO data includes a bar for Jeff Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Compensation Actually Paid vs. Company Selected Measure
Descriptions between Compensation Actually Paid and Adjusted EBITDA
The chart below provides an illustration of the relationship between Compensation Actually Paid and Adjusted EBITDA.
(1)
PEO data for 2024, 2023, 2022 and 2021 represent the compensation actually paid to Jeff Miller only in those years. 2020 PEO data includes a bar for Jeff Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Total Shareholder Return Vs Peer Group
Descriptions between Compensation Actually Paid and Total Shareholder Return
The chart below provides an illustration of the relationship between Compensation Actually Paid and the total shareholder return of Synchronoss and the Nasdaq Computer Index.
(1)
PEO data for 2024, 2023, 2022 and 2021 represent the compensation actually paid to Jeff Miller only in those years. 2020 PEO data includes a bar for Jeff Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Tabular List, Table
Most Important Performance Measures
The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our named executive officers to the Company’s performance for fiscal year 2024, as discussed further in our Compensation Discussion and Analysis (CD&A).

Revenue
Net Cash Flow
Operating Income
Adjusted EBITDA

Total Shareholder Return Amount			$ 22	15	13	51	99
Peer Group Total Shareholder Return Amount			$ 301	$ 221	$ 133	$ 207	$ 150
Company Selected Measure Amount			50,400,000	31,400,000	27,700,000	18,700,000	13,300,000
PEO Name	Jeff Miller	Glenn Lurie	Jeff Miller	Jeff Miller	Jeff Miller	Jeff Miller
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 6,200,000	$ (54,600,000)	$ (7,700,000)	$ (23,100,000)	$ (10,400,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Net Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(9)	Adjusted EBITDA is a non-GAAP financial measure.

Jeffrey Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,842,280	1,876,108	2,756,085	4,647,924	1,415,614
PEO Actually Paid Compensation Amount			31,131,625	$ 3,083,332	$ (17,242,931)	$ (1,006,157)	719,085
Glenn Lurie [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,572,180
PEO Actually Paid Compensation Amount							$ (51,556,202)
PEO | Jeffrey Miller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,816,000)
PEO | Jeffrey Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,785,438
PEO | Jeffrey Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,270,339
PEO | Jeffrey Miller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,567
PEO | Jeffrey Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Miller [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(880,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,495,449
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,069,208
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,046
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0